Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Accrued interest	$ 5,109,000	$ 2,015
Foreign exchange forward contracts
Derivative [Line Items]
Foreign exchange forward contracts, notional value	276,696,000	182,464,000
Foreign exchange forward contracts | Cash Flow Hedging
Derivative [Line Items]
Realized gains and losses related to the maturity of foreign exchange forward contracts	(4,170,000)	$ 3,398,000
Foreign exchange forward contracts | Cash Flow Hedging | Other Current Liabilities
Derivative [Line Items]
Unrealized losses related to the effective portion of changes in the fair value of foreign exchange forward contracts	$ (12,216,000)